Leases - Future minimum lease payments under the noncancelable operating leases (Details) $ in Thousands	Sep. 25, 2021 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Fiscal year 2022	$ 2,396
Fiscal year 2023	2,316
Fiscal year 2024	2,367
Fiscal year 2025	2,069
Fiscal year 2026 and thereafter	581
otal future minimum payments	$ 9,729